OLD MUTUAL INSURANCE SERIES FUND

Supplement Dated October 10, 2006

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of Old Mutual Insurance Series Fund, dated April 4, 2006. You should retain your Statement of Additional Information and current supplements for future reference. You may obtain an additional copy of a Statement of Additional Information and all current supplements, free of charge, by calling 1-800-433-0051 or via the Internet at www.omfunds.com.

On October 5, 2006, the Board of Trustees of the Trust accepted the resignation of David J. Bullock as an officer of the Trust, and appointed Julian F. Sluyters as President and Principal Executive Officer of the Trust. All references to Mr. Bullock in the SAI are hereby removed.

The Officers table in the section titled “Trustees and Officers of the Trust” of the SAI is amended by adding the following information to the table:

OFFICERS
NAME AND AGE*	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED**	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Julian F. Sluyters (46)	President and Principal Executive Officer	Since 2006

President and Chief Operating Officer, Old Mutual Capital, Inc., since September 2006. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.

*The address for each of the officers of the Trust is 4643 South Ulster Street, 6th Floor, Denver, Colorado 80237.

**Except for Edward J. Veilleux, each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

The section of Exhibit D to the SAI titled “Investments in Each Fund” is amended by adding the following:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Tara R. Hedlund*	Old Mutual Growth II Portfolio	None
Jason D. Schrotberger*	Old Mutual Growth II Portfolio	None

*	Ms. Hedlund and Mr. Schrotberger are new portfolio managers to the Old Mutual Growth II Portfolio and the dollar range of investments is as of July 31, 2006.

In the section of Exhibit D to the SAI titled “Investments in Each Fund,” the following information is deleted in its entirety:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Robert R. Turner	Old Mutual Growth II Portfolio	None
William C. McVail	Old Mutual Growth II Portfolio	None

The section of Exhibit D to the SAI titled “Other Managed Accounts” is amended by adding the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Tara R. Hedlund*	2 Registered Investment Companies with $24 million in total assets under management.
7 Other Pooled Investment Vehicles with $153 million in total assets under management.
Jason D. Schrotberger*	5 Registered Investment Companies with $356 million in total assets under management.
11 Other Pooled Investment Vehicles with $228 million in total assets under management.
36 Other Accounts with $1.7 billion in total assets under management.

*

Ms. Hedlund and Mr. Schrotberger are new portfolio managers to the Old Mutual Growth II Portfolio, and the number of other registered investment companies, other pooled investment vehicles and other accounts and the total assets in each category is as of July 31, 2006.

In the section of Exhibit D to the SAI titled “Other Managed Accounts,” the following information is deleted in its entirety:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
William C. McVail	1 Other Pooled Investment Vehicle with $13 million in total assets under management.
1 Other Account with $4 million in total assets under management.

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Distributor: Old Mutual Investment Partners, Member NASD, SIPC

D-06-619 10/2006